Schedule of Stockholders’ Equity Note, Warrants or Rights (Details) - shares	Sep. 30, 2022	Dec. 31, 2021
EquityLineItems [Line Items]
Warrant shares	5,192,652	3,731,263
Expiring in 2023	1,674,718	1,675,209
Expiring in 2024	3,236,550	140,395
Expiring in 2025	1,899,917	1,646,092
Expiring in 2026	345,600	269,567
Expiring in 2027	1,111,112
Convertible Notes [Member]
EquityLineItems [Line Items]
Warrant shares	2,389,394	2,039,117
Expiring in 2023
Expiring in 2024	145,056	123,620
Expiring in 2025	36,777,552	1,645,930
Expiring in 2026	345,600	269,567
Other [Member]
EquityLineItems [Line Items]
Warrant shares	17,441	17,441
Expiring in 2023	13	504
Expiring in 2024	1,179	16,775
Expiring in 2025	3,201	162
Expiring in 2026
Bridge Loan [Member]
EquityLineItems [Line Items]
Warrant shares	1,111,112
Expiring in 2027	1,111,112
Series E Preferred Stock [Member]
EquityLineItems [Line Items]
Warrant shares	1,520,280	1,520,280
Expiring in 2023	1,520,280	1,520,280
Expiring in 2024
Expiring in 2025
Expiring in 2026
Series F Preferred Stock [Member]
EquityLineItems [Line Items]
Warrant shares	154,425	154,425
Expiring in 2023	154,425	154,425
Expiring in 2024
Expiring in 2025
Expiring in 2026